Summary Of Significant Accounting Policies (Computation Of Basic And Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies
Net Income, Basic	$ 72,928	[1]	$ 75,285	[1]	$ 70,611	[1]	$ 52,850	[1]	$ 64,229	[1]	$ 58,994	[1]	$ 66,755	[1]	$ 66,984	[1]	$ 271,674	$ 256,996	$ 250,745
Shares, Basic																	64,754,000	64,391,000	64,167,000
Per Share Amount, Basic	$ 1.13	[1]	$ 1.16	[1]	$ 1.09	[1]	$ 0.82	[1]	$ 1.00	[1]	$ 0.92	[1]	$ 1.04	[1]	$ 1.04	[1]	$ 4.20	$ 3.99	$ 3.91
Effect of dilutive securities: Stock options, Shares																	649,000	637,000	326,000
Effect of dilutive securities: Stock options, Per Share Amount																	$ (0.05)	$ (0.04)	$ (0.02)
Net Income, Diluted																	$ 271,674	$ 256,996	$ 250,745
Shares, Diluted																	65,403,000	65,028,000	64,493,000
Per Share Amount, Diluted, Total	$ 1.12	[1]	$ 1.15	[1]	$ 1.08	[1]	$ 0.81	[1]	$ 0.99	[1]	$ 0.91	[1]	$ 1.03	[1]	$ 1.03	[1]	$ 4.15	$ 3.95	$ 3.89
Outstanding stock options excluded in the calculation of earnings per share																	664,000	500,000	316,000

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.